ECONOMIC CONTEXT ON GROUP'S OPERATIONS	12 Months Ended
Dec. 31, 2025
ECONOMIC CONTEXT ON GROUPS OPERATIONS
ECONOMIC CONTEXT ON GROUPS OPERATIONS

36. ECONOMIC CONTEXT ON GROUP´S  OPERATIONS

Grupo Supervielle operates in a complex economic environment, characterized by significant volatility in its main variables, both domestically and internationally.

According to data published by the INDEC, Argentina’s GDP increased by 4.4% in 2025. A significant portion of this growth reflected a statistical carryover effect from the recovery in activity towards the end of 2024, mainly driven by an increase in agriculture and financial intermediation activities. In addition, economic activity strengthened towards the end of 2025, led by agriculture, which offset a decline in manufacturing and retail activities. After closing 2024 with year-on-year inflation of 117.7%, the year-on-year price variation for 2025 was 31.5%, demonstrating an improvement in the nominal performance of the economy.

In April 2025, Argentina reached a new agreement with the IMF, which included an initial disbursement of US$12 billion. This milestone contributed to the easing of exchange regulations: restrictions for individuals were lifted, and access for corporations was expanded. Since April 14, a managed float exchange rate regime has been in effect for the peso against the US dollar. After an initial depreciation that placed the exchange rate in the middle of the band, the local currency showed a slight strengthening and, in general, remained trading at intermediate levels during the first months of the regime. This performance was supported by record sales from the agricultural export sector, driven by the temporary reduction in export duties in effect until the end of June.

In the second half of the year, and as is typical in election years, increased volatility was observed, mainly associated with the political process. The management of the Central Bank's interest-bearing financial liabilities, which had previously been transferred to the Treasury, particularly the unwinding of LEFI bonds on July 10, injected liquidity into the market and began to put pressure on the foreign exchange market. To contain this effect, the Treasury increased its absorption through debt issuance, but to do so it had to accept a sharp rise in interest rates, and the Central Bank increased reserve requirements for banks. Even so, due to the prevailing uncertainty and given the election results in the Province of Buenos Aires, portfolio dollarization intensified even further, pushing the exchange rate to trade near the upper limit of the band.

Given this situation, Argentina received explicit support from US authorities. In October, the US Treasury Department purchased pesos in the foreign exchange market. Simultaneously, the Central Bank of Argentina (BCRA) announced the signing of a currency stabilization agreement with the US Treasury for up to US$20 billion. This support helped moderate exchange rate volatility and sustain expectations of the continuation of the economic normalization process.

The legislative elections held toward the end of October resulted in a better-than-anticipated performance by the ruling party. This was interpreted by the market as an endorsement of the current policy agenda, and the initial reaction was positive: country risk fell significantly, and Argentine assets, both fixed income and equities, registered sustained gains, reflecting improved expectations.

In this context, country risk began to decline, closing 2025 below 600 basis points after reaching a peak of 1456 points in mid-September. The exchange rate stabilized and closed December at an average value of $1447.8.

At the end of 2025, the Central Bank of Argentina (BCRA) announced a change in its monetary and exchange rate policy, effective January 1, 2026. This new phase explicitly stated the objective of reserve accumulation, to the extent that the recovery in money demand allows. The new framework is based on two pillars. First, the upper and lower limits of the exchange rate band will be adjusted monthly according to the latest inflation data with a two-month lag: in January, the upper limit rose 2.5% in line with the November CPI, aligning the upper limit of the exchange rate band with the nominal growth of the economy. Second, the BCRA will implement a reserve purchase program conditioned by money demand and foreign exchange market liquidity, gradually increasing the creation of pesos at a pace that the economy can absorb without affecting inflation. As a consequence of this policy change, the BCRA purchased US$563 million in the first fifteen days of January.

Additionally, on January 7, 2026, the Central Bank of Argentina (BCRA) completed a US$3 billion repo transaction with six international banks (Bank of China, BBVA, Deutsche Bank, Santander, J.P. Morgan, and Goldman Sachs) to bolster reserves. Meanwhile, the Treasury paid its January 9th debt maturity of US$4.2 billion using its own dollars and purchasing the difference from the BCRA.

On the international stage, volatility has taken center stage at the beginning of 2026. Statements made by the President of the United States at the World Economic Forum in Davos have generated a degree of uncertainty globally. This context has contributed to a depreciation of the US dollar, while commodity prices have shown an upward trend, representing a favorable factor for commodity-exporting economies like Argentina. This combination of a weaker dollar and high commodity prices is expected to continue in the coming months, creating a favorable external environment for local economic development.

The financial sector has significant exposure to the Argentine public sector, through rights, government bonds, loans, and other assets. The Group’s exposure to the Argentine public sector is as follows:

Grupo Supervielle´s Exposure to Public Sector
Central Bank of Argentina (including repo transactions)	1,425,135
Government Securities and Treasury Bonds	927,149,708
Exposure to Government Securities and Treasury Bonds	928,574,843
Loans to Public Sector	8,735,442
Total exposure to Public Sector	937,310,285
Over Total Assets	12.06%
Over Shareholder´s equity	95.05%

The context of volatility and uncertainty resulting from the elections continues as of the date of issuance of these financial statements.

The Group's Management permanently monitors the evolution of the variables that affect its business, to define its course of action and identify the potential impacts on its equity and financial situation. The Group's financial statements must be read considering these circumstances.